UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Marco Hanig, President William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

William Blair Growth Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Amount	Value
Common Stocks

Information Technology - 29.7%
* Accenture Ltd.	260,050	$6,280
Arm Holding plc	435,730	2,614
CDW Corporation	97,630	5,534
* Dell, Inc.	197,600	7,592
* Digital Insight Corporation	159,790	2,621
* EMC Corporation	473,330	5,831
First Data Corporation	213,100	8,377
* Intuit, Inc.	120,100	5,257
* Iron Mountain, Inc.	113,523	3,274
* Jabil Circuit, Inc.	219,935	6,272
Linear Technology Corporation	111,075	4,255
Microchip Technology, Inc.	95,180	2,476
Paychex, Inc.	134,300	4,408
* PDF Solutions, Inc.	36,971	518
Taiwan Semiconductor Mfg. Co. Ltd.—ADR	746,976	6,334
* Webex, Inc.	110,000	2,375

		74,018

Health Care - 26.2%
Alcon, Inc.	63,020	5,627
Allergan, Inc.	51,110	3,551
* American Healthways, Inc.	80,810	2,668
* Amgen, Inc.	121,660	7,082
* Axcan Pharma, Inc.	162,725	2,739
Eli Lilly & Company	90,400	4,710
* Express Scripts, Inc., Class “A”	45,320	3,952
* Idexx Labs Corporation	67,265	3,643
* Integra Lifesciences Holding Corporation	66,500	2,342
Medtronic, Inc.	192,335	9,799
* ResMed, Inc.	46,610	2,629
UnitedHealth Group, Inc.	103,325	9,855
Valeant Pharmaceuticals International	66,000	1,486
* Zimmer Holdings, Inc.	68,055	5,295

		65,378

Consumer Discretionary - 14.6%
* Bed, Bath & Beyond, Inc.	229,650	8,392
* CarMax, Inc.	115,465	3,637
* Comcast Corporation	224,965	7,514
Family Dollar Stores, Inc.	143,350	4,352
Harley Davidson, Inc.	94,275	5,445
* Kohl’s Corporation	134,765	6,958

		36,298

Industrials - 12.3%
C.H. Robinson Worldwide	60,065	3,095
Corporate Executive Board Company	51,500	3,294
Danaher Corporation	211,921	11,319
* Education Management Corporation	158,795	4,438
Graco, Inc.	67,800	2,736
Knight Transportation, Inc.	228,600	5,640

		30,522

Financials - 6.4%
Goldman Sachs Group, Inc.	48,565	5,342
SEI Investments Company	147,105	5,319
SLM Corporation	107,510	5,358

		16,019

Consumer Staples - 5.7%
Estee Lauder Co.	136,380	6,134
PepsiCo, Inc.	153,675	8,149

		14,283

Materials - 3.1%
Praxair, Inc.	161,085	7,710

Energy - 1.3%
Suncor Energy, Inc.+	80,970	3,256

Total Common Stock - 99.3% (cost $194,840)		247,484

Investment in Affiliate
William Blair Ready Reserves	1,939,107	1,939

Total Investment in Affiliate - 0.8% (cost $1,939)		1,939

Short-Term Investments - 0.3%
Prudential Funding Demand Note, VRN 2.805%, due 4/1/05 (Cost $780)	780,000	780

Total Short-Term Investments (Cost $780)		780

Total Investments - 100.4% (cost $197,559)		250,203
Liabilities, plus cash and other assets - (0.4)%		(1,047)

Net assets - 100.0%		$249,156

*	Non-income producing securities

ADR	= American Depository Receipt

+	= U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments

William Blair Tax-Managed Growth Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks

Health Care - 21.8%
Alcon, Inc.+	965	$86
Allergan, Inc.	795	55
* Amgen, Inc.	2,435	142
* Express Scripts, Inc., Class “A”	2,085	182
* Genentech, Inc.	1,800	102
Pfizer, Inc.	5,325	140
* ResMed, Inc.	2,197	124
* St. Jude Medical, Inc.	2,360	85
Stryker Corporation	1,230	55
Valeant Pharmaceuticals, Inc.	3,420	77
* Zimmer Holdings, Inc.	1,910	148

		1,196

Industrials - 17.2%
* Apollo Group, Inc., Class “A”	750	56
C.H. Robinson Worldwide, Inc.	2,335	120
Danaher Corporation	3,020	161
Expeditors International of Washington	2,245	120
Fastenal Company	2,520	140
General Electric Company	3,355	121
Knight Transportation, Inc.	3,255	80
Pentair, Inc.	1,400	55
* Ryanair Holdings plc — ADR	2,085	91

		944

Information Technology - 15.6%
* Caci International, Inc., Class “A”	1,360	75
CDW Corporation	1,620	92
* EMC Corporation	6,590	81
First Data Corporation	2,900	114
* Intuit, Inc.	2,455	108
* Jabil Circuit, Inc.	3,545	101
Microchip Technology, Inc.	4,170	109
Paychex, Inc.	3,390	111
Taiwan Semiconductor Mfg. Co. Ltd.—ADR	7,829	66

		857

Consumer Discretionary - 12.5%
* Bed, Bath & Beyond, Inc.	2,070	76
* CarMax, Inc.	2,710	85
Dollar General Corporation	4,230	93
* IAC InterActiveCorp	3,240	72
Lowe’s Companies, Inc.	1,735	99
Time Warner, Inc.	4,530	80
* Univision Communications, Inc.	1,820	50
* Williams-Sonoma, Inc.	3,645	134

		689

Financials - 8.9%
Aflac, Inc.	1,390	52
Ambac Financial Group, Inc.	1,450	108
American International Group	2,210	122
Investors Financial Service Corporation	2,240	110
Moody’s Corporation	1,215	98

		490

Consumer Staples - 6.9%
Colgate-Palmolive Company	1,100	57
PepsiCo, Inc.	2,825	150
Walgreen Co.	2,365	105
Whole Foods Market, Inc.	680	70

		382

Materials - 6.0%
Airgas, Inc.	5,550	133
Ecolab, Inc.	2,090	69
Praxair, Inc.	2,660	127

		329

Energy - 5.2%
* Smith International, Inc.	950	60
Suncor Energy, Inc.+	5,580	224

		284

Total Common Stock - 94.1% (cost $3,985)		5,171

Investment in Affiliate
William Blair Ready Reserves	317,674	318

Total Investment in Affiliate - 5.8% (cost $318)		318

Total Investments - 99.9% (cost $4,303)		5,489
Cash and other assets, less liabilities - 0.1%		4

Net assets - 100.0%		$5,493

*	Non-income producing securities

ADR	=American Depository Receipt

+	= U.S. listed foreign security

See accompanying Notes to Portfolios of Investments

William Blair Large Cap Growth Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks

Information Technology - 26.2%
* Accenture	9,075	$219
* Dell, Inc.	7,775	299
* EMC Corporation	12,675	156
First Data Corporation	6,725	264
Intel Corporation	5,785	135
* Intuit, Inc.	3,535	155
Linear Technology Corporation	5,250	201
Paychex, Inc.	4,965	163
Taiwan Semiconductor Mfg. Co. Ltd.-ADR	23,957	203

		1,795

Health Care - 25.0%
Alcon, Inc.+	1,685	150
Allergan, Inc.	1,675	116
* Amgen, Inc.	3,360	196
* Boston Scientific Corporation	1,690	50
* Caremark Rx, Inc.	2,790	111
Eli Lilly & Company	2,330	121
Medtronic, Inc.	6,430	328
Pfizer, Inc.	5,515	145
UnitedHealth Group, Inc.	3,890	371
* Zimmer Holdings, Inc.	1,670	130

		1,718

Consumer Discretionary - 12.2%
* Bed, Bath & Beyond, Inc.	6,325	231
* Comcast Corporation	6,075	203
Harley-Davidson, Inc.	3,060	177
* Kohl’s Corporation	4,338	224

		835

Consumer Staples - 12.0%
Avon Products, Inc.	4,060	174
PepsiCo, Inc.	3,275	174
Wal Mart Stores, Inc.	4,405	221
Walgreen Co.	5,665	252

		821

Industrials - 11.4%
3M Co.	2,820	242
Danaher Corporation	6,232	333
General Electric Company	5,725	206

		781

Financials - 5.5%
Goldman Sachs Group, Inc.	1,800	198
SLM Corporation	3,570	178

		376

Materials - 3.0%
Praxair, Inc.	4,315	207

Energy - 1.3%
Suncor Energy, Inc.+	2,210	89

Total Common Stock - 96.6% (cost $5,698)		6,622

Investment in Affiliate
William Blair Ready Reserves	220,651	221

Total Investment in Affiliate - 3.2% (cost $221)		221

Total Investments - 99.8% (cost $5,919)		6,843
Cash plus other assets less liabilities - 0.2%		16

Net assets - 100.0%		$6,859

*	Non-income producing securities

ADR	= American Depository Receipt

+ =	U.S. listed foreign security

See accompanying Notes to Portfolios of Investments

Small Cap Growth Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks

Consumer Discretionary - 39.7%
* 4 Kids Entertainment, Inc.	518,270	$11,459
* Century Casinos, Inc.	692,622	6,282
* Coinstar, Inc.	593,272	12,577
* Corrections Corporation of America	249,360	9,625
* Cumulus Media, Inc., Class “A”	733,970	10,459
Educate, Inc.	487,668	6,764
* Elizabeth Arden, Inc.	491,550	11,669
* Emmis Communications Corporation, Class “A”	344,110	6,614
* FirstService Corporation +	436,500	8,813
Hudson Highland Group, Inc.	498,235	8,515
* Insight Enterprises, Inc.	669,265	11,752
* Intermix Media, Inc.	1,461,950	10,745
* Jarden Corporation	287,150	13,175
* Kforce, Inc.	1,586,615	17,437
* Labor Ready, Inc.	658,735	12,286
* Laureate Education, Inc.	539,975	23,106
* Lions Gate Entertainment Corporation+	1,242,360	13,728
Nautilus Group, Inc.	426,215	10,127
* Nu Skin Enterprises, Inc.	364,815	8,212
* Scientific Games Corporation, Class “A”	327,406	7,481
* Shuffle Master, Inc.	265,276	7,682
Speedway Motorsports, Inc.	206,630	7,377
Strayer Education, Inc.	77,070	8,734
TRM Copy Centers Corporation	336,485	6,800
* Usana, Inc.	229,295	10,846
* ValueClick, Inc.	1,097,202	11,641
* ValueVision Media, Inc., Class “A”	803,265	9,936
* Workstream, Inc.+	2,102,709	9,357

		293,199

Technology - 19.2%
* AMIS Holdings, Inc.	710,620	8,023
ARM Holdings, plc - ADR	1,204,114	7,225
* Blackbaud, Inc.	627,073	7,901
DSP Group, Inc.	345,170	8,891
* Kanbay International, Inc.	328,052	6,712
* Kintera, Inc.	911,023	4,829
* Lionbridge Technologies, Inc.	1,176,370	6,693
* Loudeye Corporation	3,348,975	4,956
* Open Solutions, Inc.	238,817	4,736
* OPNET Technologies, Inc.	898,115	7,508
* Optimal Group, Inc.	979,790	17,813
* PDF Solutions, Inc.	937,995	13,132
Plexus Corporation	877,362	10,098
* Scansoft, Inc.	2,344,850	8,723
* Ultimate Software Group, Inc.	801,388	12,806
* WebEx Communications, Inc.	550,610	11,888

		141,934

Health Care - 16.8%
* Allied Healthcare International	1,967,220	12,295
* American Healthways, Inc.	173,570	5,731
* Amicas, Inc.	3,326,670	12,242
* Axcan Pharma, Inc.+	436,175	7,341
Barrier Therapeutics, Inc.	519,350	8,045
* Cell Therapeutics, Inc.	1,246,815	4,476
* Connectics Corporation	300,165	7,591
* Discovery Partners International, Inc.	1,291,646	4,133
* Integra Lifesciences Holdings Corporation	393,565	13,862
* Kensey Nash Corporation	256,395	6,943
LifeCell Corporation	443,355	3,946
* Martek Biosciences Corporation	126,635	7,369
* Matria Healthcare, Inc.	331,041	10,166
* Sangamo Biosciences, Inc.	579,730	2,319
* Santarus, Inc.	906,960	4,408
* Telik, Inc.	521,060	7,858
* Zila, Inc.	1,212,696	4,899

		123,624

Financial Services - 9.0%
* Affiliated Managers Group, Inc.	199,485	12,374
Commercial Capital Bancorp, Inc.	440,795	8,970
* Credit Acceptance Corp.	444,182	8,786
ECC Capital Corporation	1,165,410	6,992
* Electronic Clearing House	610,262	5,188
* Euronet Worldwide, Inc.	352,130	10,053
First Cash Financial Services, Inc.	261,730	5,541
Global Payments, Inc.	132,060	8,517

		66,421

Other Energy - 5.6%
* ATP Oil and Gas Corporation	333,881	7,225
* Comstock Resources, Inc.	317,295	9,119
* Gasco Energy Inc.	2,565,950	7,775
* Grey Wolf, Inc.	1,731,605	11,394
* InterOil Corporation	166,025	5,804

		41,317

Materials and Processing - 2.8%
Airgas, Inc.	441,680	10,552
* Comfort Systems USA, Inc.	1,317,815	10,213

		20,765

Autos and Transport - 2.4%
* Frozen Food Express Industries, Inc.	304,041	3,503
* Marten Transport, Ltd.	251,855	5,372
OMI Corporation	471,595	9,031

		17,906

Common Stocks - (continued)

Utilities - 1.2%
* Intrado, Inc.	712,614	8,765

Producer Durables - 0.9%
* Providence Service Corporation	296,434	6,893

Total in Common Stock - 97.6% (Total Cost $607,895)		720,824

Investment in Affiliate
William Blair Ready Reserves	3,350,051	3,350

Total Investment in Affiliate - 0.4% (Cost $3,350)		3,350

Short-Term Investments - 0.2%
American Express Demand Note, VRN 2.70%, due 4/1/05 (Cost $823)	823,000	823
Prudential Funding Demand Note, VRN 2.805%, due 4/1/05 (Cost $824)	824,000	824

Total Short-Term Investments (Cost $1,647)		1,647

Total Investments - 98.2% (cost $612,892 )		725,821
Cash and other assets, less liabilities - 1.8%		12,237

Net assets - 100.0%		$738,058

*	Non-income producing securities

ADR	= American Depository Receipt

+	= U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks

Consumer Discretionary - 41.3%
* Bed, Bath and Beyond, Inc.	27,400	$1,001
* CarMax, Inc.	30,300	954
CDW Corporation	19,400	1,100
Cintas Corporation	12,100	500
* Coinstar, Inc	31,305	664
Corporate Executive Board Co.	18,700	1,196
* Corrections Corporation of America	14,300	552
* Entercom Communications Corporation	11,700	416
Fastenal Company	19,300	1,067
* Getty Images, Inc.	8,000	569
* Hewitt Associates, Inc., Class “A”	16,820	447
* Iron Mountain, Inc.	28,550	823
* Kforce, Inc.	34,600	380
* Lamar Advertising Company	15,500	624
Lauder Estee Companies, Inc.	14,000	630
* Laureate Education, Inc.	33,249	1,423
MSC Industrial Direct Company, Inc.	30,340	927
* O’Reilly Automotive, Inc.	26,100	1,293
* Shuffle Master, Inc.	18,100	524
Strayer Education, Inc.	4,700	533
* Valueclick, Inc.	36,200	384

		16,007

Technology - 18.0%
Adobe Systems, Inc.	11,490	772
* Amis Holdings, Inc.	44,700	504
* Intuit, Inc.	29,300	1,282
* J2 Global Communications, Inc.	9,900	340
* Jabil Circuit, Inc.	37,800	1,078
Microchip Technology, Inc.	37,600	978
* OPNET Technologies, Inc.	32,900	275
* PDF Solutions, Inc.	27,600	386
* Ultimate Software Group, Inc.	33,600	537
* Webex Communications, Inc.	23,700	512
Xilinx, Inc.	10,800	316

		6,980

Health Care - 17.6%
* American Healthways, Inc.	12,300	406
* Axcan Pharma, Inc.+	18,400	310
* Cell Therapeutics, Inc.	56,200	202
* Connetics Corporation	24,700	625
* Express Scripts, Inc.	11,300	985
* IDEXX Laboratories, Inc.	8,100	439
* Integra LifeSciences Holdings Corporation	20,440	720
* Kensey Nash Corporation	15,700	425
* Kyphon, Inc.	21,300	536
* Medicines Company	16,100	365
* Patterson Companies, Inc.	10,900	544
* ResMed, Inc.	15,200	857
* Telik, Inc.	28,100	424

		6,838

Autos and Transport - 5.7%
C.H. Robinson Worldwide, Inc.	7,500	387
Expeditors International of Washington	18,400	985
Knight Transportation, Inc.	33,700	831

		2,203

Other Energy - 4.5%
* Smith International, Inc.	19,000	1,192
XTO Energy Corporation	16,300	535

		1,727

Financial Services - 4.4%
East West Bancorp, Inc.	14,800	546
* Fiserv, Inc.	22,800	908
Investors Financial Services	4,900	240

		1,694

Materials and Processing - 2.4%
Airgas, Inc.	34,000	812
* Beacon Roofing Supply	5,700	125

		937

Producer Durables - 2.2%
Pentair, Inc.	21,900	854

Utilities - 0.7%
* Intrado, Inc.	20,970	258

Total in Common Stock - 96.8% (Total Cost $36,482 )		37,498

Investment in Afiliate
William Blair Ready Reserves	2,568,513	2,569

Total Investment in Afiliate - 6.6% (Cost $2,569)		2,569

Short-Term Investments - 0.26%
American Express Demand Note, VRN 2.70%, due 4/1/05 (Cost $100)	100,000	100

Total Investments - 103.6% (Cost $39,151)		40,167
Liabilities, plus cash and other assets - (3.6)%		(1,402)

Net Assets - 100%		$38,765

*	Non-income producing securities

+ =	U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments

International Growth Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks

Europe - 28.6%
Austria - 1.5%
Erste Bank Der Oester (Banking)	930,600	$48,682

Belgium - 0.4%
Colruyt S.A. (Mass market distribution)	85,500	13,289

Finland - 0.3%
Nokian Renkaat Oyj (Automotive)	56,100	9,037

France - 7.2%
Essilor International (Health care supplies)	430,600	31,109
Hermes International SCA (Apparel & luxury goods)	150,000	30,187
* JC Decaux (Media)	1,467,660	40,023
Klepierre (Real estate)	102,500	9,221
* Orpea (Hospital and nursing management)	403,853	16,671
Sanofi-Avenits (Pharmaceuticals)	998,500	84,344
Technip-Coflexip S.A. (Construction)	94,215	15,712

		227,267

Germany - 5.6%
AWD Holdings AG (Financial services)	270,400	11,911
Bijou Brigitte (Fashon jewelry accessories)	9,000	1,459
Celesio AG (Pharmaceuticals)	393,780	32,207
Continental AG (Diversified manufacturing)	463,600	35,951
Did Deutscher Industrie Svc (Commercial services)	226,461	9,620
E.ON AG (Energy)	742,400	63,908
GFK AG (Commercial services)	250,948	9,956
Rational AG (Business equipment)	56,400	6,313
Stada Arzneimittel AG (Pharmaceuticals)	236,200	7,378

		178,704

Greece - 1.7%
Coca-Cola Hellenic Bottling S.A. (Beverages)	388,271	9,758
EFG Eurobank (Banking)	563,300	17,327
National Bank of Greece (Banking)	840,220	28,411

		55,497

Ireland - 2.0%
Anglo Irish Bank plc (Finance)	1,126,700	28,174
* Grafton Group (Wholesale distributors)	1,133,900	13,393
Kingspan Group (Construction)	1,144,000	13,527
United Drug (Pharmaceuticals)	1,519,300	6,871

		61,966

Italy - 2.2%
Banco Popolare Di Verona E N (Banking)	1,853,300	34,604
Credito Emiliano SpA (Banking)	1,167,400	13,273
Hera SpA (Electric Services)	4,468,176	12,546
Pirelli & C Real Estate (Real estate development)	186,013	10,069

		70,493

Netherlands - 0.3%
* Axalto (Business Equipment)	283,200	9,359

Norway - 1.0%
Statoil Asa (Oil and gas)	1,938,000	32,999

Spain - 0.8%
Cortefiel S.A. (Shoes)	514,400	8,919
Grupo Ferrovial S.A. (Industrial services)	309,730	17,542

		26,461

Sweden - 1.1%
Clas Ohlson AB (Retail)	310,000	6,446
Scania AB (Vehicles and Equipment)	670,900	28,585

		35,031

Switzerland - 4.5%
* Actelion (Biotechnology)	110,100	11,142
* Geberit (Construction)	13,200	9,673
Nobel Biocare (Medical equipment and supplies)	75,350	15,864
Phonak Holdings (Hearing technology)	316,300	10,896
Serono S.A., Class “B” (Biotechnology)	45,900	33,325
UBS AG (Banking)	739,900	62,497

		143,396

United Kingdom - 13.5%
BG Group plc (Industrial services)	8,706,600	67,619
* Burren Energy plc (Energy)	816,300	7,802
* Cairn Energy plc (Petroleum refining)	727,200	15,982
Capita Group plc (Commercial services)	4,527,480	32,105
Carnival plc (Hotels, restaurants and leisure activities)	1,132,560	62,095
Cattle’s Holdings plc (Finance and leasing)	1,983,900	12,662
Intertek Group (Research and development)	879,305	12,832
Johnston Press plc (Newspapers)	1,254,100	12,901
MAN Group plc (Finance)	513,800	13,320
McCarthy & Stone plc (Real estate)	825,900	10,297
* Michael Page International (Personnel Services)	3,394,200	12,430
Next plc (Multiline retail)	738,400	22,169
Northgate (Vehicles and Equipment)	551,600	9,353
Reckitt Benckiser plc (Household products)	1,559,800	49,477
Standard Chartered plc (Banking)	876,300	15,744
Tesco plc (Food retail)	12,167,300	72,694

		429,481

Bermuda - 0.9%
* Accenture Ltd. (Information Technology)	1,213,500	29,306

Canada - 7.7%
* Alimentation Couche-Tard - Class “B” (Food retail)	984,800	14,287
Canadian National RY Company (Railroads)	1,029,800	64,996
Four Seasons Hotel, Inc. (Hotels)	367,700	25,882
Manulife Financial Corp. (Life and health insurance)	1,339,700	63,956
* Precision Drilling Corp. (Drilling)	270,900	20,267
* Research in Motion Ltd. (Wireless telecommunication)	393,400	30,150
* Rona, Inc. (Building materials)	531,600	10,393
Shoppers Drug Mart Corp. (Retail trade)	461,700	15,404

		245,334

Japan - 18.3%
Aeon Credit Service Co., Ltd. (Consumer finance)	244,700	16,494
Aeon Mall Co., Ltd. (Real estate)	393,000	15,713
Arnest One Corp. (Real estate)	372,900	9,561
Askul Corporation (Retail trade)	173,900	9,225
Canon, Inc. (Office electronics)	1,171,800	62,635
* Chiyoda Corp. (Construction)	1,704,600	17,724
Fast Retailing (Specialty retail)	460,500	27,809
Hino Motors Ltd. (Trucks, construction and farm machinery)	1,389,600	8,706
Honeys Company, Ltd. (Luxury Goods)	112,300	4,371
Hoya Corporation (Electronic technology)	367,000	40,305
ITO EN, Ltd. (Beverages)	206,000	10,004
Keyence Corporation (Electronic technology)	92,360	21,344
Mitsubishi Tokyo Financial (Banking)	1,962	16,908
Nakanishi Inc. (Medical specialties)	118,400	9,522
Neomax Co., Ltd. (Electronic equipment and instruments)	409,400	9,654
Nidec Corporation (Electronic technology)	243,600	30,267
Nitori Company Ltd. (Specialty stores)	165,260	10,657
Orix Corporation (Consumer finance)	309,500	39,448
Park 24 Co., Ltd. (Commercial services)	549,200	10,233
Point Inc. (Apparel and footwear retail)	340,900	11,351
Ryohin Keikaku Co. (Retail stores)	207,700	10,254
Sharp Corp. (Electronics)	3,968,700	59,884
* Shinsei Bank, Ltd. (Banking)	3,107,000	17,646
SMC Corporation (Trucks, construction and farm machinery)	236,300	26,648
* Sparks Asset Management (Financial)	3,254	7,874
Sumitomo Trust & Banking Co. (Finance)	2,677,100	17,405
Sundrug Co., Ltd. (Drug stores)	175,400	6,047
Trend Micro, Inc. (Computers and data processing)	494,500	21,124
USS Co., Ltd. (Commercial services)	142,800	11,046
Yamada Denki Company (Retail trade)	372,800	19,510

		579,369

Emerging Asia - 6.7%

India - 2.6%
Bharat Forge Ltd. (Machinery)	404,648	12,552
* Bharti Tele-Ventures (Telecommunication services)	3,021,500	14,291
HDFC Bank (Banking)	1,240,400	15,431
Housing Development Finance Corp. (Financial services)	971,900	16,151
Infosys Technologies, Ltd. (Consulting and software serv)	467,024	23,948

		82,372

Indonesia - 0.6%
* Bank Rakyat Indonesia (Banking)	38,399,500	11,552
Bk Damon (Commercial Banks)	15,989,500	8,022

		19,574

Malaysia - 0.2%
* Airasia Bhd (Air transport)	11,964,000	4,944

South Korea - 1.4%
Samsung Electronics Co. (Semiconductors)	88,600	43,692

Taiwan - 1.9%
EVA Airways Corp. (Airlines)	2,216,000	1,035
Hon Hai Precision Industry (Computers)	8,563,312	37,972
* Mediateck Inc. (Semiconductors & Equipment)	1,816,000	12,867
Novatek Microelectronics (Semiconductors & Equipment)	2,183,000	9,865

		61,739

Asia - 9.5%
Australia - 6.2%
BHP Billiton Ltd. (Diversified Resources)	3,854,800	53,801
Billabong International Ltd. (Apparel and luxury goods)	1,833,900	18,845
Macquarie Bank, Ltd. (Financial services)	818,300	30,379
Perpetual Trustees Australia (Investment managers)	293,200	12,963
Sigma Company, Ltd. (Medical distributors)	1,960,633	13,216
Toll Holdings, Ltd. (Trucking)	2,341,800	25,293
Wesfarmers Ltd. (Diversified industrials)	1,384,400	42,528

		197,023

Hong Kong - 3.2%
China Insurance International (Insurance)	16,510,000	5,920
Cnooc Ltd. (Oil and gas)	70,469,000	38,359
Esprit Holdings Ltd. (Apparel, footwear and retail)	3,268,000	22,281
* Foxconn International (Manufacturing Services)	12,619,000	6,796
* Lifestyle International (Specialty Retail)	2,850,000	4,362
Techtronic Industries Co. (Consumer durables)	10,216,200	22,572

		100,288

Singapore - 0.1%
Osim International Ltd. (Consumer sundries)	5,199,900	3,179

Emerging Latin America - 5.9%
Brazil - 0.9%
Cia De Concessoes (Transportation)	244,200	4,847
* Gol Linhas Aereas Int S.P - ADR (Air transport)	373,700	9,391
* Natura Cosmeticos S.A. (Cosmetics)	474,300	12,897

		27,135

Chile - 1.5%
Banco Santander SP - ADR (Banking)	455,000	15,074
Cencosud S.A. - ADR 144A (Retail stores)	695,330	16,186
Lan Chile S.A. - ADR (Airlines)	426,600	15,187
S.A.C.I. Falabella (Department stores)	357,752	781

		47,228

Columbia - 0.2%
Bancolombia Sa Spon - ADR (Commercial Banks)	497,400	6,645

Mexico - 3.3%
America Movil S.A. (Communications)	15,548,800	40,101
* Consorcio Ara Sa De Cv (Construction)	2,013,300	6,676
* Corporacion Geo Sa De Cv (Real estate)	5,963,800	12,898
Grupo Aeroportuario Su Spon (Transportation)	345,800	9,700
* Urbi Desarrollos Urbanos S.A. (Household durables)	2,697,800	13,529
Walmart de Mexico (Retail trade)	6,340,300	22,257

		105,160

Emerging Europe, Mid-East, Africa - 2.9%
Egypt - 0.9%
Orascom Contruction Industry (Construction)	695,088	14,352
* Orascom Telecommunication Holding GDR (Telecommun)	447,800	15,763

		30,115

Hungary - 0.6%
OTP Bank (Banking)	550,700	18,832

Romania - 0.1%
BCA Romana De Dezv (Commercial Banks)	2,668,000	4,540

Russia - 0.4%
* Mobile Telesy Ojsc Sponsore (Wireless telecom services)	338,100	11,898

South Africa - 0.9%
Edgars Consolidated Stores (Apparel, footwear and retail)	315,763	13,931
* MTN Group Ltd. (Telecommunication services)	2,164,400	15,306

		29,237

Total Common Stock - 94.1% (cost $2,345,588)		2,989,273

Preferred Stock
Brazil - 0.9%
Banco Itau Holding (Banking)	178,910	29,081

Total Preferred Stock - 0.9% (cost $16,450)		29,081

Investment in Affiliate
William Blair Ready Reserves Fund	41,382,227	41,382

Total Investments in Affiliate - 1.3% (cost $41,382)
Short-Term Investments
American Express Demand Note, VRN 2.700% due 4/1/05	35,096,000	35,096
Prudential Funding Demand Note, VRN 2.805% due 4/1/05	36,568,000	36,568

Total Short-term Investments - 2.3% (cost $71,664)		71,664

Total Investments - 98.6% (cost $2,475,084)		3,131,400
Cash and other assets, less liabilities - 1.4%		42,892

Net assets - 100.0%		$3,174,292

*	Non-income producing securities

ADR =	American Depository Receipt

GDR =	Global Depository Receipt

VRN	= Variable Rate Note

All securities, excluding those traded on exchanges in this hemisphere, are fair valued pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments

International Growth Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

At March 31, 2005 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	23.1%
Consumer Discretionary	19.9%
Industrials and Services	14.2%
Information Technology	12.9%
Healthcare	9.0%
Consumer Staples	6.9%
Energy	6.5%
Telecommunication Services	3.2%
Utilities	2.5%
Materials	1.8%

100.0%

At March 31, 2005 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	23.2%
Japanese Yen	19.2%
British Pound Sterling	14.2%
Canadian Dollar	8.1%
Australian Dollar	6.5%
Swiss Franc	4.8%
United States Dollar	4.3%
Hong Kong Dollar	3.3%
Mexico Nuevo Peso	3.2%
Indian Rupee	2.7%
Taiwan Dollar	2.1%
Brazilian Real	1.6%
South Korean Won	1.5%
Swedish Krona	1.2%
South African Rand	1.1%
All other currencies	3.0%

100.0%

See accompanying Notes to Portfolios of Investments

International Equity Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks

Europe - 28.3%
Austria - 2.0%
Erste Bank Der Oester (Banking)	4,800	$251

France - 8.2%
Essilor International (Health Care Supplies)	1,600	116
Hermes International SCA (Apparel and luxury goods)	980	197
* JC Decaux (Media)	4,600	125
Sanofi-Aventis (Pharmaceuticals)	5,715	483
Vinci (Construction)	950	137

		1,058

Germany - 6.1%
Celesio AG (Pharmaceuticals)	2,905	238
Continental AG (Diversified manufacturing)	2,725	211
E.ON AG (Energy)	3,920	337

		786

Greece - 2.0%
Coca-Cola Hellenic Bottling S.A. (Beverages)	1,450	36
EFG Eurobank (Banking)	3,520	108
National Bank of Greece (Banking)	3,270	111

		255

Ireland - 0.9%
Anglo Irish Bank plc (Finance)	4,500	113

Italy - 1.2%
Banco Popolare di Verona E N (Banking)	8,600	161

Norway - 2.0%
Statoil ASA (Oil and gas)	15,200	259

Spain - 0.8%
Grupo Ferrovial S.A. (Industrial services)	1,900	108

Switzerland - 5.1%
Nobel Biocare (Medical equipment and supplies)	250	53
Serono S.A., Class “B” (Biotechnology)	169	123
Synthes, Inc. (Health care)	1,600	178
UBS AG (Banking)	3,645	308

		662

United Kingdom - 16.4%
BG Group plc (Industrial services)	63,050	490
Capita Group plc (Commercial services)	19,700	140
Carnival plc (Hotels, restaurants and leisure activities)	4,940	271
MAN Group plc (Finance)	2,100	54
Next plc (Multiline retail)	3,780	113
Reckitt Benckiser plc (Household products)	9,300	295
SAB Miller (Beverages)	17,900	280
Standard Chartered plc (Banking)	3,800	68
Tesco plc (Food retailer)	68,100	407

		2,118

Japan - 16.4%
Askul Corporation (Retail trade)	800	42
Canon, Inc. (Office electronics)	7,500	401
* Chiyoda (Industrials)	7,000	73
Denso Corporation (Auto parts manufacturing)	10,700	266
Fast Retailing Co. (Retail)	1,500	90
Hino Motors Ltd. (Trucks, construction and farm machinery)	6,600	41
Hoya Corporation (Electronic technology)	900	99
Keyence Corporation (Electronic technology)	500	116
Nidec Corporation (Electronic technology)	900	112
Orix Corporation (Consumer finance)	1,300	166
Sharp Corporation (Electronics)	16,400	247
* Shinsei Bank, Ltd. (Banking)	20,500	116
SMC Corporation (Trucks, construction and farm machinery)	900	101
Sumitomo Trust & Banking Co. (Finance)	24,600	160
Yamada Denki Co. Ltd. (Retail trade)	1,500	78

		2,108

Bermuda - 2.4%
* Accenture Ltd. (Information technology)	12,600	304

Canada - 7.7%
* Alimentation Couche-Tard - Class “B” (Food retail)	4,920	71
Canadian National Railway Co. (Railroads)	4,500	284
Manulife Financial Corporation (Life and health insurance)	6,600	315
* Precision Drilling Corporation (Drilling)	1,520	114
* Research in Motion Ltd. (Wireless telecommunication)	1,850	142
Shoppers Drug Mart Corporation (Retail trade)	2,100	70

		996

Asia - 10.6%
Australia - 6.3%
BHP Billiton Ltd. (Diversified resources)	20,900	292
Macquarie Bank, Ltd. (Financial services)	6,000	223
Toll Holdings, Ltd. (Trucking)	9,500	103
Wesfarmers Ltd. (Diversified industrials)	6,369	196

		814

Hong Kong - 3.2%
Cnooc Ltd. (Oil and gas)	296,300	161
Esprit Holdings Ltd. (Apparel, footwear and retail)	18,500	126
Techtronic Industries Co. (Consumer durables)	57,300	127

		414

Taiwan - 1.1%
Hon Hai Precision Industry Corp.	33,000	146

Emerging Asia - 4.1%
India - 2.4%
* Bharti Tele-Ventures (Wireless telecommunication services)	22,700	107
HDFC Bank (Banking)	4,750	59
Infosys Technologies Ltd. (Consulting and software services)	2,880	148

		314

South Korea - 1.7%
Samsung Electronics Co. (Semiconductors)	450	222

Latin America - 3.0%
Mexico - 3.0%
America Movil S.A. (Communications)	66,700	172
* Desarrolladora Homex-ADR (Household durables)	2,900	71
Walmart de Mexico (Retail trade)	39,600	139

		382

Emerging Europe, Mid-East, Africa - 3.1%
Hungary - 0.8%
OTP Bank (Financials)	2,950	101

Russia - 0.5%
* Mobile TeleSystems (Wireless telecommunication)	2,000	70

South Africa - 1.8%
Sasol ASA (Energy)	5,100	120
Standard Bank Group Ltd. (Banking)	10,817	109

		229

Total Common Stock - 92.0% (cost $11,530)		11,871

Preferred Stocks
Brazil - 1.0%
Banco Itau SA (Banking)	800	130

Total Preferred Stocks - 1.0% (cost $83)		130

Investment in Affiliate
William Blair Ready Reserves Fund	609,405	609

Total Investment in Affiliate - 4.7% (cost $609)		609

Short-Term Investments
American Express Demand Note, VRN 2.70% due 4/1/05	384,000	384
Prudential Funding Demand Note, VRN 2.805%, due 4/1/05	71,000	71

Total Short-term Investments - 3.6% (cost $455)		455

Total Investments - 101.3% (cost $12,677)		13,065
Liabilities plus cash and other assets - (1.3%)		(166)

Net assets - 100.0%		$12,899

*	Non-income producing securities

ADR	= American Depository Receipt

* + =	U.S. listed foreign security

VRN =	Variable Rate Note

All securities, excluding those traded on exchanges in this hemisphere, are fair valued pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments

International Equity Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

At March 31, 2005 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	21.3%
Consumer Discretionary	17.5%
Information Technology	14.1%
Industrials and Services	9.9%
Healthcare	9.9%
Consumer Staples	9.7%
Energy	9.5%
Telecommunication Services	2.9%
Utilities	2.8%
Materials	2.4%

100.0%

At March 31, 2005 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	22.8%
Japanese Yen	17.6%
British Pound Sterling	17.6%
Canadian Dollar	8.3%
Australian Dollar	6.8%
Swiss Franc	5.5%
United States Dollar	3.7%
Hong Kong Dollar	3.5%
Mexico Nuevo Peso	2.6%
Indian Rupee	2.6%
Norwegian Krone	2.2%
South African Rand	1.9%
South Korean Won	1.8%
Taiwan Dollar	1.2%
Brazilian Real	1.1%
Hungarian Forint	0.8%

100.0%

See accompanying Notes to Portfolios of Investments

Value Discovery Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks

Financial Services - 27.6%
Agree Realty Corporation	66,730	$1,800
AmerUs Group, Class “A”	81,170	3,835
Astoria Financial Corporation	79,025	1,999
Donegal Group, Inc., Class “A”	115,687	2,102
Equity Industries	228,109	2,516
Flagstar Bancorp, Inc.	243,208	4,755
* Franklin Bank Corporation	163,045	2,813
* Jones Lang LaSalle, Inc	80,945	3,776
* KMG America Corporation	256,175	2,498
* Meadowbrook Insurance Group, Inc.	341,760	1,794
National Financial Partners Corporation	80,865	3,218
Ryder System, Inc.	56,715	2,365
* Seabright Insurance	149,900	1,550
* U.S.I. Holdings Corporation	104,766	1,234
* United Rentals, Inc.	185,020	3,739
Winston Hotels, Inc.	208,590	2,441

		42,436

Consumer Discretionary - 23.6%
* BJ’s Wholesale Club, Inc.	121,510	3,774
* Casual Male Retail	320,770	2,082
* Elizabeth Arden, Inc.	207,930	4,936
Ethan Allen Interiors Inc.	40,585	1,299
* Heidrick & Struggles International	51,190	1,882
* K2, Inc.	272,380	3,745
Nautilus Group, Inc.	203,140	4,827
* Navigant Consulting, Inc.	152,395	2,082
* Restoration Hardware, Inc.	450,374	2,567
* Sharper Image Corporation	99,140	1,647
* Tech Data Corporation	98,330	3,644
* Teletech Holdings, Inc.	287,770	3,718

		36,203

Producer Durables - 11.0%
* Artesyn Technologies, Inc.	325,534	2,835
* Belden, Inc.	182,594	4,055
General Cable Corporation	446,940	5,395
* LTX Corporation	345,600	1,534
* Spatialight, Inc.	609,500	3,078

		16,898

Technology - 10.8%
* Anixter International, Inc.	42,545	1,538
* Borland Software Corporation	506,235	4,111
* Carrier Access Corporation	470,275	2,803
* Overland Storage, Inc.	163,660	2,403
* Plexus Corporation	56,445	643
* SPSS, Inc.	126,540	2,201
* Tier Technologies, Inc., Class “B”	389,342	2,869

		16,567

Materials and Processing - 7.6%
Jacuzzi Brands, Inc.	323,303	3,155
Polyone Corporation	426,605	3,788
Spartech Corporation	77,330	1,535
Watsco, Inc.	74,760	3,147

		11,626

Other Energy - 4.6%
Consol Energy, Inc.	52,241	2,456
* Forest Oil Corporation	115,730	4,687

		7,143

Autos and Transportation - 4.3%
BorgWarner, Inc.	77,635	3,779
* SCS Transportation, Inc.	153,795	2,859

		6,638

Health Care - 3.1%
* Encore Medical Corporation	601,690	3,237
* Par Pharmaceutical Company	46,405	1,552

		4,789

Utilities - 2.7%
Atmos Energy Corporation	153,500	4,145

		4,145

Consumer Staples - 1.2%
* Hain Celestial Group, Inc.	96,548	1,800

		1,800

Total Common Stock - 96.5%II (cost $119,402)		148,245

Convertible Bonds
Midwest Express Holdings, 6.750%, due 10/01/08 **	2,157,000	1,035

Total Convertible Bonds - 0.7% (Cost $2,157)		1,035

Exchange Trades Funds
Ishares, Russell 2000 Value	17,560	3,224

Total Exchange Traded Funds - 2.1% (Cost $3,400)		3,224

Investment in Affiliate
William Blair Ready Reserves Fund	279,797	280

Total Investment in Affiliate - 0.2% (cost $280)		280

Short-Term Investments
Prudential Funding Demand Note, VRN 2.805% due 4/1/05	14,000	14

Total Short-term Investments - 0.0% (cost $14)		14

Total Investments - 99.4% (cost $125,253)		152,798
Cash and other assets, less liabilities - 0.6%		888

Net assets - 100.0%		$153,686

*	Non-income producing

**	Fair Valued pursuant to Valuation Procedures adopted by the Board of Trustees.

The holding represents 0.67% of the Fund’s net assets at March 31, 2005

VRN =	Variable Rate Note

See accompanying Notes to Portfolios of Investments

Income Fund

Portfolio of Investments, March 31, 2005 (all amounts in thousands) (unaudited)

Principal Amount		Value
U.S. Government and U.S. Government Agency Guaranteed Obligations - 48.6%

U.S. Treasury - 6.8%
$2,075	U.S. Treasury Note, 6.000%, due 8/15/09	$2,230
11,375	U.S. Treasury Note, 6.500%, due 2/15/10	12,525
5,250	U.S. Treasury Note, 4.750%, due 5/15/14	5,349

18,700	Total U.S. Treasury Obligations	20,104

Government National Mortgage Association (GNMA) - 3.1%
1,047	#780405, 9.500%, due 11/15/17	1,144
2,809	#589335, 6.500%, due 10/15/22	2,953
2,635	#616250, 6.000%, due 2/15/24	2,722
2,235	#2002-48, Tranche 0B, 6.000%, due 5/16/30	2,275

8,726	Total Government National Mortage Association	9,094

Small Business Administration - 0.01%
—	Receipt for Multiple Originator Fees, #3, 0.755%, due 11/01/08 (Interest Only) WAC	54

Federal Home Loan Mortgage Corp. (FHLMC) - 15.5%
793	FDIC REMIC Trust, 96-C1, 7.250%, due 5/25/26	793
718	#G10067, 7.000%, due 1/1/08	738
200	#G10147, 8.500%, due 2/1/08	207
2,200	#1601, Tranche PJ, 6.000%, due 10/15/08, VRN	2,253
1,101	#1612, Tranche SE, 8.100%, due 11/15/08, VRN	1,145
1,019	# E80050, 6.000%, due 10/1/09	1,044
677	#G90028, 7.000%, due 5/15/09	705
803	#G90019, 7.500%, due 12/15/09	838
5,825	7.000%, due 3/15/10	6,459
586	#E65418, 7.000%, due 8/1/10	603
761	#G10457, 7.000%, due 2/1/11	797
734	#E00436, 7.000%, due 6/1/11	771
434	#G10708, 6.500%, due 8/1/12	454
1,289	#E91999, 5.000%, due 10/1/12	1,291
237	#G11218, 7.000%, due 10/1/12	247
2,076	#E96147, 5.000%, due 5/1/13	2,080
1,653	#E95846, 4.500%, due 5/1/13	1,632
1,888	#G10839, 5.500%, due 10/1/13	1,930
1,784	#E72924, 7.000%, due 10/1/13	1,876
2,378	#E00639, 5.000%, due 3/1/14	2,394
214	#E81908, 8.500%, due 12/1/15	231
1,200	#G11688, 7.00%, due 2/1/16	1,266
1,114	#G90022, 8.000%, due 9/17/16	1,175
1,811	#G11486, 7.500%, due 4/1/17	1,908
2,185	#E90398, 7.000%, due 5/1/17	2,296
586	#M30028, 5.500%, due 5/1/17	603
1,481	#G11549, 7.000%, due 7/1/17	1,557
2,205	#G30254, 6.500%, due 5/1/19	2,275
3,000	#G90027, 6.000%, due 11/15/17	3,127
367	#C67537, 9.500%, due 8/1/21	401
2,806	#G30243, 6.000%, due 12/1/21	2,909
188	#G21, Tranche J, 6.250%, due 8/25/22	187

44,313	Total FHLMC Mortgage Obligations	46,192

Principal Amount		NRSRO Rating	Value
Federal National Mortgage Association (FNMA) - 23.2%
800	#545560, 8.000%, due 5/1/07		827
488	#93-196, Tranche SA, 17.800%, due 10/25/08, VRN		501
823	#1993-221, Tranche SG, 9.030%, due 12/25/08, VRN		925
546	#765396, 5.500%, due 1/1/09		555
861	#695512, 8.000%, due 9/1/10		907
1,525	#725479, 8.5%, due 10/1/10		1,608
2,710	#255056, 5.000%, due 11/1/10		2,730
6,725	6.250%, due 2/1/11		7,186
878	#313816, 6.000%, due 4/1/11		903
431	#577393, 10.000%, due 6/1/11		469
1,234	#577395, 10.000%, due 8/1/11		1,346
2,557	#254705, 5.500%, due 2/1/13		2,619
865	#254788, 6.500%, due 4/1/13		910
1,321	#725315, 8.000%, due 5/1/13		1,398
698	#190539, 6.000%, due 1/1/14		721
1,627	#806463, 7.000%, due 3/1/14		1,709
558	#593561, 9.500%, due 8/1/14		608
2,437	#567027, 7.000%, due 9/1/14		2,563
2,553	#567026, 6.500%, due 10/1/14		2,667
802	#458124, 7.000%, due 12/15/14		847
937	#598453, 7.000%, due 6/1/15		975
953	#555747, 8.000%, due 5/1/16		1,008
2,180	#725410, 7.500%, due 4/1/17		2,300
642	#643217 , 6.500%, due 6/1/17		670
1,418	# 682075, 5.500%, due 11/1/17		1,446
2,586	#251960, 6.000%, due 9/1/18		2,682
997	#662925, 6.000%, due 12/1/17		1,029
1,918	#740847, 6.000%, due 10/1/18		1,982
1,516	#735367, 6.000%, due 3/1/22		1,707
3,835	#458147, 10.000%, due 8/15/20		3,972
4,090	#735104, 7.000%, due 5/1/22		4,332
3,395	#725927, 7.000%, due 8/1/22		3,593
2,191	#735137, 6.500%, due 11/1/22		2,286
11	#1993-19, Tranche SH, 11.233%, due 4/25/23, VRN		16
1,519	#254797, 5.000%, due 6/1/23		1,501
2,274	#806458, 8.00%, due 6/1/28		2,450
3,630	#797846, 7.000%, due 3/1/32		3,845
491	#654674, 6.500%, due 9/1/32		511
724	#733897, 6.500%, due 11/1/32		758
65,746	Total FNMA Mortgage Obligations		69,062

137,485	Total U.S. Government and U.S. Government Agency Guaranteed Obligations		144,452

Collateralized Mortgage Obligations - 23.4%
2,500	Security National Mortgage Loan Trust, 2002-2, Tranche M2, 6.460%, due 12/25/08	A+	2,484
203	GRP 2004-1, 3.96%, due 3/25/09	A	204
1,962	Countrywide Alternative Loan Trust, 2003-11T1, Tranche M, 4.750%, due 7/25/18	AA	1,908
1,113	Cityscape Home Equity Loan Trust, 1997-4, Tranche M2, 8.210%, due 10/25/18	A-	1,126

Collateralized Mortgage Obligations - (continued)
1,900	ABFS, 2002-2, Tranche A6, 5.850%, due 3/15/19	AAA	1,962
1,826	RALI, 2004-QS16, Tranche 2M1, 5.000%, due 12/25/19	AA	1,779
2,718	Countrywide, 2001-HLV1, Tranche B1 9.385%, due 5/10/22	BBB	2,715
817	First Plus, 1997-4, Tranche M2, 7.330%, due 9/11/23	A	816
622	First Plus, 1997-4, Tranche A8, 7.310%, due 9/11/23	AAA	621
505	First Plus, 1998-2, Tranche M2, 7.510%, due 5/10/24	A2	505
195	First Plus, 1998-3, Tranche M2, 7.420%, due 5/10/24	A2	195
1,218	CIT Group Home Equity Loan Trust, 98-1 M2, 6.720%, due 9/15/27	A2	1,226
361	GMAC Mortgage Corporation Loan Trust, 2000-CL1, Tranche B, 9.000%, due 6/25/26	A	362
260	GMAC Mortgage Corporation Loan Trust, 2000-CL1, Tranche M, 8.720%, due 6/25/26	AAA	260
4,775	Green Tree Home Improvement Loan Trust, 1998-E, Tranche HEM2, 7.270%, due 6/15/28	A+	4,847
186	Delta Funding Home Equity Loan Trust, 2000-2, Tranche A6F, 7.970%, due 8/15/30	AAA	186
2,700	Bear Stearns ABS, 2001-A, Tranche M1, 7.540%, due 2/15/31	A	2,802
3,125	INHEL 2001-B, Tranche MF1 6.829%, due 2/25/31	AA+	3,149
509	Countrywide, 2000-2, Tranche MF2, 9.000%, due 6/25/31	A	517
1,328	Countrywide, 2001-1, Tranche MF1, 7.215%, due 7/25/31	AA	1,330
544	Countrywide, 2001-1, Tranche MF2, 7.511%, due 7/25/31	AA-	547
2,222	IMSA, 2001-5, Tranche M1 7.250%, due 8/25/31	AAA	2,281
2,363	Conseco Finance, 2001-B, Tranche M1 7.272%, due 6/15/32	AA	2,412
3,041	Credit Suisse First Boston, 2002-22, Tranche 2M2 6.500%, due 6/25/32	A	3,102
1,600	Security National Mortgage Loan Trust, 2004-1A, Tranche M2, 6.750%, due 06/25/32	A	1,570
4,060	Credit Suisse First Boston, 2001 - HE30, Tranche MF2 7.760%, due 7/25/32	A+	4,133
1,959	Structured Assets Security Corporation, 2002-17, Tranche B3, 6.077%, due 9/25/32, VRN	BBB	1,944
2,491	LSSCO, 2004-2, Tranche M1, 5.150%, due 2/28/33, VRN	AA	2,495
1,910	LSSCO, 2004-2, Tranche M2, 5.208%, due 2/28/33	A	1,881
481	ABFS, 2002-2, Tranche A-7, 5.215%, due 6/15/33	AAA	488
1,500	ABFS, 2002-3, Tranche M1, 5.402%, due 9/15/33, VRN	AA	1,508
2,200	Residential Asset Mortgage Products, 2003-RS9, Tranche MI2, 6.300%, due 10/25/33	A	2,234
2,099	ACE, 2004-SD1, Tranche M3 5.600%, due 11/25/33	BBB	1,992
2,400	Residential Asset Mortgage Products, 2003-AR4, Tranche 3A1 5.597%, due 12/25/2033	AA	2,438
3,612	GRP Real Estate Asset Trust, 2004-2 Tranche A, 4.210%, due 7/25/34	A	3,617
1,855	FHASI, 2004-AR4, Tranche 3A1 4.650%, due 8/25/34	AAA	1,838
2,200	Security National Mortgage Loan Trust, 2004-2, Tranche M2, 6.352%, due 11/25/34	A	2,138
1,475	Security National Mortgage Loan Trust, 2005-1, Tranche M2, 6.530%, due 2/25/35	A	1,443
950	Security National Mortgage Loan Trust, 2005-2, Tranche B1, 7.450%, due 2/25/35	BBB	931
1,075	ACE, 2005-SN1, Tranche M1, 5.520%, due 11/25/39	AA+	1,073
625	ACE, 2005-SN1, Tranche M2, 5.770%, due 11/25/39	A+	624

69,485	Total Collateralized Mortgage Obligations		69,683

Corporate Obligations - 26.8%
2,699	Block Financial Corporation, 8.500%, due 4/15/07	BBB+	2,908
2,125	Mellon Bank NA, 7.375%, due 5/15/07	A+	2,253
1,336	Ford Motor Credit, 7.200%, due 6/15/07	BBB	1,363
2,850	Applied Materials, Inc., 6.750%, due 10/15/07	A-	3,003
1,000	Amgen Inc., 6.500%, due 12/01/07	A+	1,055
2,650	DaimlerChrysler, NA Holdings, 4.750%, due 1/15/08	A3	2,637
2,425	Wells Fargo Company, 3.500%, due 4/4/08	AA	2,361
2,550	CIT Group Inc., 3.375%, due 4/1/09	A	2,419
3,575	Philips Petroleum, 8.750%, due 5/25/10	A-	4,231
2,425	Household Finance Corporation, 8.000%, due 7/15/10	A	2,774
2,524	Boeing Capital Corporation, 7.375%, due 9/27/10	A	2,837
2,000	Sprint Capital Corp., 7.625%, due 1/30/11	BBB	2,226
2,675	Countrywide Financial Corp., 4.000%, due 3/22/11	A	2,533
1,900	AOL Time Warner, 6.750%, due 4/15/11	BBB+	2,053
3,350	Morgan Stanley, 6.750%, due 4/15/11	A+	3,651
1,575	Ford Motor Credit Co., Inc. 7.250%, due 10/25/11	BBB+	1,554
3,025	Goldman Sachs and Company, 6.600%, due 1/15/12	A+	3273
2,650	Lehman Brothers Holdings, Inc. 6.625%, due 1/18/12	A	2,896
3,000	National Rural Utility Cooperative, 7.250%, due 3/1/12	A	3,391
2,000	Weyerhaeuser Company, 6.750%, due 3/15/12	BBB	2,197

Corporate Obligations - (continued)
2,625	GE Capital Corporation, 6.000%, due 6/15/12	AAA	2,797
2,650	Citigroup, Inc. 5.625%, 8/27/12	A+	2,745
2,025	SLM Corporation, 5.125%, due 8/27/12	A	2,054
2,650	Verizon Global Funding Corporation, 7.375%, due 9/1/12	A+	3,006
3,350	IBM Corporation, 4.750%, due 11/29/12	A+	3,336
1,900	Ohio Power Company, 5.500%, due 2/15/13	A3	1,944
2,000	Comcast Cable Communications, Inc 8.375%, due 3/15/13	BBB	2,376
2,700	TXU Energy Company, 7.00%, due 3/15/13	BBB	2,955
2,000	American Movil SA, 5.500%, due 3/1/14	A3	1,917
2,300	Bank of America Corporation, 5.375%, due 6/15/14	AA-	2,337
2,500	SBC Communications, 5.100%, due 9/15/14	A	2,437
75,034	Total Corporate Obligations		79,519

282,004	Total Long Term Investments - 98.8% (Cost $296,052)		293,708

Short-Term Investments - 1.7%
2,521	American Express Corporation, VRN 2.70%, due 4/1/05	A+	2,521
2,522	Prudential Funding LLC, VRN 2.805%, due 4/1/05	A+	2,522

5,043	Total Short-Term Investments (Cost $5,043)		5,043

$287,047	Total Investments - 100.5% (Cost $301,095)		298,751

	Liabilities, plus cash and other assets - (0.5)%		(1,488)

	Net Assets - 100%		$297,263

WAC = Weighted Average Coupon

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

See accompanying Notes to Portfolios of Investments

Ready Reserves Fund

Portfolio of Investments, March 31, 2005 (all amounts in thousands) (unaudited)

Principal Amount	Issuer	Amortized Cost
Mortgage Backed Securities - 5.7%
$30,830	Federal Home Loan Bank (FHLB), 2.447% - 2.975%, 4/5/05 - 6/28/05	$30,838
4,525	Federal Home Loan Mortgage Corp. (FHLMC), 2.550% - 2.925%, 4/7/05 - 6/9/05	4,525
29,906	Federal National Mortgage Assoc. (FNMA), 2.430% - 2.930%, 4/3/05 - 6/19/05	29,912

65,261	Total Mortgage Backed Securities	65,275

Canadian Fixed Rate Notes - 4.2%
2,589	Province of New Brunswick, 6.500%, 6/20/05	2,524
36,053	Province of Ontario, 4.200%-7.000%, 6/30/05-8/04/05	35,703
9,775	Province of Quebec, 5.500%, 4/11/06	9,769

48,417	Total Canadian Fixed Rate Notes	47,996

Fixed Rate Notes - 27.0%
1,421	Abbott Laboratories, 6.800%, 5/15/05	1,383
18,545	American General Finance Corporation, 3.260%-7.250%, 5/15/05-6/15/05	18,080
10,561	BellSouth Telecommunications, 6.500%, 6/15/05	10,522
35,836	B.P. plc, 4.000%-10.875%, 4/29/05 - 7/15/05	34,797
1,307	Brown-Foreman Corporation, 7.380%, 5/10/05	1,282
14,570	Caterpillar Financial Services, 2.980% - 4.690%, 4/25/05 - 6/6/05	14,371
21,383	Coca-Cola Company, 4.000%, 6/1/05	21,236
14,037	Colgate-Palmolive Corporation, 3.980%, 4/29/05	13,821
2,187	First Data Corporation, 6.750%, 7/15/05	2,150
22,153	GE Capital Corporation, 2.850% - 8.850%, 4/1/05 - 3/30/06	21,616
26,864	Gillette Company, 4.000% - 5.750%, 6/30/05 - 10/15/05	26,650
5,631	IBM Credit Corporation, 4.125%, 6/30/05	5,574
16,419	Kimberly Clark, 4.500%, 7/30/05	16,232
3,453	National Rural Utility Cooperative Finance Corporation, 6.125%, 5/15/05	3,438
6,095	Pfizer Inc., 5.625%, 2/1/06	6,078
3,441	Pharmacia Corporation, 5.750%, 12/01/05	3,404
3,000	Pitney Bowes Inc., 2.930%, 6/9/05	3,000
5,083	Procter & Gamble Corporation, 4.000%, 4/30/05	5,004
15,205	SBC Communications, Inc., 6.250% - 7.500%, 4/1/05 - 7/7/05	15,018
1,000	SLM Corporation, 2.900%, 7/1/05	1,000
16,180	US Bancorp, 3.200% - 6.750%, 6/14/05 - 10/15/05	16,146
13,745	USAA Capital Corporation, 3.130% - 5.640%, 4/18/05 - 12/15/05	13,424
21,087	Wal-Mart Stores, 4.150% - 5.875%, 6/15/05 - 10/15/05	20,843
32,545	Wells Fargo Financial, 3.020%-7.600%, 4/15/05 - 4/1/06	31,802

311,748	Total Fixed Rate Notes	306,871

Variable Rate Notes - 6.4%
10,003	BellSouth Telecommunications, 3.000%, 6/6/05	10,002
9,806	General Electric Capital Corporation, 2.550% - 3.140%, 4/2/05 - 4/25/05	9,793
18,997	Paccar Financial Corporation, 2.550% - 2.610%, 4/11/05 - 4/20/05	18,999
9,899	Pfizer, Inc. 2.690%, 5/4/05	9,899
10,012	SLM Corporation, 3.090%, 6/15/05	10,004
1,790	U.S. Bancorp, 2.950%, 6/6/05	1,790
9,990	Wal-Mart Stores, 2.880%, 6/16/05	9,991
1,692	Wells Fargo Financial, 2.491%, 3/17/05	1,692

72,189	Total Variable Rate Notes	72,170

Asset Backed Commercial Paper - 52.5%
13,000	Alpine Securitization Corporation, 2.600%, 4/5/05	12,996
42,000	Amsterdam Funding Corporation, 2.640% - 2.790%, 4/18/05 - 4/28/05	41,935
20,000	Blue Ridge Asset Funding, 2.830% - 2.850%, 5/13/05 - 5/19/05	19,929
35,000	CAFCO, L.L.C. 2.630% - 2.900%, 4/12/05 - 5/20/05	34,924
45,000	CRC Funding, L.L.C., 2.620% - 2.880%, 4/8/05 - 5/18/05	44,907
35,000	Daimler Chrysler Revolving Auto, 2.675% - 2.710%, 4/13/05 - 4/25/05	34,946
30,000	Delaware Funding Corporation, 2.640% - 2.790%, 4/5/05 - 4/22/05	29,977
20,000	Edison Securitization, 2.660% - 2.790%, 4/22/05 - 5/2/05	19,960
35,000	FCAR Owner Trust, 2.760% - 2.810%, 5/5/05 - 5/6/05	34,906

Asset Backed Commercial Paper (Continued)
36,988	Govco, Inc. 2.590% - 2.840%, 4/4/05 - 5/12/05	36,928
25,000	Jupiter Securitization Corporation, 2.630% - 2.790%, 4/11/05 - 4/28/05	24,962
45,000	New Center Asset Trust, 2.660% - 2.790%, 4/6/05 - 5/6/05	44,943
49,204	Old Line Funding, 2.650% - 2.790%, 4/15/05 - 4/26/05	49,136
22,000	Park Avenue Receivables, 2.680% - 2.790%, 4/11/05 - 5/3/05	21,963
10,000	Preferred Receivables Funding, 2.680%, 4/8/05	9,995
28,570	Sheffield Receivables, 2.710% - 2.790%, 4/11/05 - 4/21/05	28,538
35,000	Thames Asset Global Securitization, 2.630%-2.750%, 4/7/05 - 4/20/05	34,967
25,794	Thunder Bay Funding, 2.630% - 2.680%, 4/4/05 - 4/12/05	25,780
20,500	Variable Funding, 2.670% - 2.830%, 4/14/05 - 5/13/05	20,455
25,000	Wal-Mart Funding, 2.630% - 2.640%, 4/13/05 - 4/20/05	24,973

598,056	Total Asset Backed Commercial Paper	597,120

Commercial Paper - 2.1%
10,000	American General Finance Corp, 2.810%, 5/9/05	9,964
14,320	Pfizer, Inc., 2.680%, 4/20/05	14,266

24,320	Total Commercial Paper	24,230

Demand Note - 1.6%
8,667	American Express Corporation, VRN, 2.700%, 4/1/05	8,667
9,205	Prudential Funding, VRN, 2.805%, 4/1/05	9,205

17,872	Total Demand Note	17,872

1,137,863	Total Investments - 99.5% (cost $1,131,534)	1,131,534

	Cash and other assets, less liabilities - 0.5%	5,370

	Net assets - 100.0%	$1,136,904

	PortfolioWeighted Average Maturity	53 Days

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments

Institutional International Growth Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks

Europe - 28.8%
Austria - 1.5%
Erste Bank Der Oester (Banking)	356,200	$18,634

Belgium - 0.4%
Colruyt S.A. (Mass market distribution)	34,100	5,300

Finland - 0.3%
Nokian Renkaat Oyj (Automotive)	21,700	3,496

France - 7.3%
Essilor International (Health care supplies)	166,300	12,015
Hermes International SCA (Apparel & luxury goods)	59,000	11,874
* JC Decaux (Media)	579,730	15,809
Klepierre (Real estate)	40,270	3,623
* Orpea (Hospital and nursing management)	159,533	6,585
Sanofi-Avenits (Pharmaceuticals)	384,295	32,462
Technip-Coflexip S.A. (Construction)	37,120	6,190

		88,558

Germany - 5.1%
AWD Holdings AG (Financial services)	105,100	4,630
Bijou Brigitte (Fashon jewelry accessories)	3,500	567
Celesio AG (Pharmaceuticals)	155,550	12,722
Continental AG (Diversified manufacturing)	178,500	13,842
Did Deutscher Industrie Svc (Commercial services)	87,096	3,700
E.ON AG (Energy)	200,280	17,241
GFK AG (Commercial services)	93,600	3,714
Rational AG (Business equipment)	21,700	2,429
Stada Arzneimittel AG (Pharmaceuticals)	92,700	2,896

		61,740

Greece - 1.8%
Coca-Cola Hellenic Bottling S.A. (Beverages)	148,300	3,727
EFG Eurobank (Banking)	229,300	7,053
National Bank of Greece (Banking)	316,990	10,719

		21,499

Ireland - 2.0%
Anglo Irish Bank plc (Finance)	443,600	11,093
* Grafton Group (Wholesale distributors)	426,800	5,041
Kingspan Group (Construction)	446,000	5,274
United Drug (Pharmaceuticals)	613,000	2,772

		24,180

Italy - 2.3%
Banco Popolare Di Verona E N (Banking)	754,300	14,084
Credito Emiliano SpA (Banking)	475,100	5,402
Hera SpA (Electric Services)	1,661,900	4,667
Pirelli & C Real Estate (Real estate development)	72,200	3,908

		28,061

Netherlands - 0.3%
* Axalto (Business Equipment)	109,200	3,609

Norway - 1.1%
Statoil Asa (Oil and gas)	761,100	12,959

Spain - 0.9%
Cortefiel S.A. (Shoes)	212,100	3,678
Grupo Ferrovial S.A. (Industrial services)	122,000	6,910

		10,587

Sweden - 1.1%
Clas Ohlson AB (Retail)	122,500	2,547
Scania AB (Vehicles and Equipment)	265,700	11,321

		13,868

Switzerland - 4.7%
* Actelion (Biotechnology)	46,600	4,716
* Geberit (Construction)	5,700	4,177
Nobel Biocare (Medical equipment and supplies)	29,750	6,263
Phonak Holdings (Hearing technology)	124,100	4,275
Serono S.A., Class “B” (Biotechnology)	18,600	13,504
UBS AG (Banking)	293,000	24,749

		57,684

United Kingdom - 13.9%
BG Group plc (Industrial services)	3,369,020	$26,165
* Burren Energy plc (Energy)	329,400	3,148
* Cairn Energy plc (Petroleum refining)	295,800	6,501
Capita Group plc (Commercial services)	1,782,400	12,639
Carnival plc (Hotels, restaurants and leisure activities)	447,500	24,535
Cattle’s Holdings plc (Finance and leasing)	814,700	5,200
Intertek Group (Research and development)	361,000	5,268
Johnston Press plc (Newspapers)	503,100	5,176
MAN Group plc (Finance)	210,500	5,457
McCarthy & Stone plc (Real estate)	322,100	4,016
* Michael Page International (Personnel Services)	1,421,000	5,204
Next plc (Multiline retail)	287,100	8,620
Northgate (Vehicles and Equipment)	217,300	3,684
Reckitt Benckiser plc (Household products)	615,050	19,509
Standard Chartered plc (Banking)	338,200	6,076
Tesco plc (Food retail)	4,798,300	28,667

		169,866

Bermuda - 1.0%
* Accenture Ltd. (Information Technology)	479,300	11,575

Canada - 7.9%
* Alimentation Couche-Tard - Class “B” (Food retail)	401,000	5,818
Canadian National RY Company (Railroads)	395,300	24,949
Four Seasons Hotel, Inc. (Hotels)	143,000	10,066
Manulife Financial Corp. (Life and health insurance)	516,200	24,643
* Precision Drilling Corp. (Drilling)	105,800	7,915
* Research in Motion Ltd. (Wireless telecommunication)	155,800	11,940
* Rona, Inc. (Building materials)	216,200	4,227
Shoppers Drug Mart Corp. (Retail trade)	185,700	6,196

		95,753

Japan - 18.8%
Aeon Credit Service Co., Ltd. (Consumer finance)	99,200	6,687
Aeon Mall Co., Ltd. (Real estate)	152,400	6,093
Arnest One Corp. (Real estate)	151,700	3,890
Askul Corporation (Retail trade)	65,100	3,453
Canon, Inc. (Office electronics)	454,000	24,267
* Chiyoda Corp. (Construction)	677,800	7,048
Denso Corp. (Auto parts and manufacturing)	7,200	179
Fast Retailing (Specialty retail)	181,500	10,961
Hino Motors Ltd. (Trucks, construction and farm machinery)	538,600	3,374
Honeys Company, Ltd. (Luxury Goods)	45,400	1,767
Hoya Corporation (Electronic technology)	144,700	15,891
ITO EN, Ltd. (Beverages)	83,900	4,075
Keyence Corporation (Electronic technology)	37,990	8,779
Mitsubishi Tokyo Financial (Banking)	773	6,661
Nakanishi Inc. (Medical specialties)	50,800	4,085
Neomax Co., Ltd. (Electronic equipment and instruments)	156,700	3,695
Nidec Corporation (Electronic technology)	96,000	11,928
Nitori Company Ltd. (Specialty stores)	67,340	4,342
Orix Corporation (Consumer finance)	119,100	15,180
Park 24 Co., Ltd. (Commercial services)	231,000	4,304
Point Inc. (Apparel and footwear retail)	131,690	4,385
Ryohin Keikaku Co. (Retail stores)	85,400	4,216
Sharp Corp. (Electronics)	1,571,100	23,706
* Shinsei Bank, Ltd. (Banking)	1,233,500	7,006
SMC Corporation (Trucks, construction and farm machinery)	96,300	10,860
* Sparks Asset Management (Financial)	1,266	3,064
Sumitomo Trust & Banking Co. (Finance)	1,055,000	6,859
Sundrug Co., Ltd. (Drug stores)	72,100	2,486
Trend Micro, Inc. (Computers and data processing)	195,000	8,330
USS Co., Ltd. (Commercial services)	53,900	4,169
Yamada Denki Company (Retail trade)	143,200	7,494

		229,235

Emerging Asia - 6.8%

India - 2.6%
Bharat Forge Ltd. (Machinery)	158,760	4,941
* Bharti Tele-Ventures (Telecommunication services)	1,229,600	5,816
HDFC Bank (Banking)	382,000	4,752
HDFC Bank - ADR (Banking)	7,300	307
Housing Development Finance Corp. (Financial services)	396,100	6,582
Infosys Technologies, Ltd. (Consulting and software serv)	184,028	9,436

		31,835

Indonesia - 0.6%
* Bank Rakyat Indonesia (Banking)	14,652,700	4,408
Bk Damon (Commercial Banks)	6,170,000	3,096

		7,504

Malaysia - 0.2%
* Airasia Bhd (Air transport)	4,876,000	2,015

South Korea - 1.4%
Samsung Electronics Co. (Semiconductors)	36,100	17,802

Taiwan - 2.0%
EVA Airways Corp. (Airlines)	792,000	370
Hon Hai Precision Industry (Computers)	3,485,347	15,455
* Mediateck Inc. (Semiconductors & Equipment)	713,000	5,052
Novatek Microelectronics (Semiconductors & Equipment)	857,000	3,873

		24,749

Asia - 9.6%

Australia - 6.3%
BHP Billiton Ltd. (Diversified Resources)	1,487,400	20,759
Billabong International Ltd. (Apparel and luxury goods)	705,300	7,247
Macquarie Bank, Ltd. (Financial services)	321,400	11,932
Perpetual Trustees Australia (Investment managers)	117,700	5,204
Sigma Company, Ltd. (Medical distributors)	775,800	5,229
Toll Holdings, Ltd. (Trucking)	914,500	9,877
Wesfarmers Ltd. (Diversified industrials)	533,400	16,386

		76,634

Hong Kong - 3.2%
China Insurance International (Insurance)	6,634,000	2,379
Cnooc Ltd. (Oil and gas)	26,874,900	14,629
Esprit Holdings Ltd. (Apparel, footwear and retail)	1,231,000	8,393
* Foxconn International (Manufacturing Services)	4,915,000	2,647
* Lifestyle International (Specialty Retail)	1,114,500	1,706
Techtronic Industries Co. (Consumer durables)	4,006,400	8,852

		38,605

Singapore - 0.1%
Osim International Ltd. (Consumer sundries)	1,788,200	1,093

Emerging Latin America - 6.0%

Brazil - 0.9%
Cia De Concessoes (Transportation)	93,800	1,862
* Gol Linhas Aereas Int S.P - ADR (Air transport)	142,400	3,579
* Natura Cosmeticos S.A. (Cosmetics)	193,300	5,256

		10,696

Chile - 1.5%
Banco Santander SP - ADR (Banking)	173,733	5,756
Cencosud S.A. - ADR 144A (Retail stores)	283,300	6,595
Lan Chile S.A. - ADR (Airlines)	164,600	5,860
S.A.C.I. Falabella (Department stores)	119,300	261

		18,471

Columbia - 0.2%
Bancolombia Sa Spon - ADR (Commercial Banks)	195,400	2,611

Mexico - 3.4%
America Movil S.A. (Communications)	6,133,500	15,818
* Consorcio Ara Sa De Cv (Construction)	782,300	2,594
* Corporacion Geo Sa De Cv (Real estate)	2,250,000	4,866
Grupo Aeroportuario Su Spon (Transportation)	135,800	3,809
* Urbi Desarrollos Urbanos S.A. (Household durables)	1,041,800	5,224
Walmart de Mexico (Retail trade)	2,429,400	8,528

		40,840

Emerging Europe, Mid-East, Africa - 3.0%

Egypt - 1.0%
Orascom Contruction Industry (Construction)	268,975	5,554
* Orascom Telecommunication Holding GDR (Telecommun)	172,300	6,065

		11,619

Hungary - 0.6%
OTP Bank (Banking)	212,400	7,263

Romania - 0.1%
BCA Romana De Dezv (Commercial Banks)	1,063,000	1,809

Russia - 0.4%
* Mobile Telesy Ojsc Sponsore (Wireless telecom services)	133,500	4,698

South Africa - 0.9%
Edgars Consolidated Stores (Apparel, footwear and retail)	128,500	5,669
* MTN Group Ltd. (Telecommunication services)	828,500	5,859

		11,528

Total Common Stock - 95.8% (cost $952,270)		1,166,376

Preferred Stock

Brazil - 0.9%
Banco Itau Holding (Banking)	70,590	11,474

Total Preferred Stock - 0.9% (cost $6,697)		11,474

Investment in Affiliate
William Blair Ready Reserves Fund	7,396,386	7,396

Total Investments in Affiliate - 0.6% (cost $7,396)		7,396
Short-Term Investments
American Express Demand Note, VRN 2.700% due 4/1/05	13,255,000	13,255
Prudential Funding Demand Note, VRN 2.805% due 4/1/05	13,442,000	13,442

Total Short-term Investments - 2.2% (cost $26,697)		26,697

Total Investments - 99.5% (cost $993,060)		1,211,944
Cash and other assets, less liabilities - 0.5%		5,913

Net assets - 100.0%		$1,217,857

*	Non-income producing securities

ADR	= American Depository Receipt

GDR	= Global Depository Receipt

VRN	= Variable Rate Note

All securities, excluding those traded on exchanges in this hemisphere, are fair valued pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments

Institutional International Growth Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

At March 31, 2005 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	23.1%
Consumer Discretionary	20.0%
Industrials and Services	14.3%
Information Technology	13.1%
Healthcare	9.1%
Consumer Staples	7.0%
Energy	6.6%
Telecommunication Services	3.3%
Utilities	1.8%
Materials	1.7%

100.0%

At March 31, 2005 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	22.6%
Japanese Yen	19.5%
British Pound Sterling	14.4%
Canadian Dollar	8.1%
Australian Dollar	6.5%
Swiss Franc	4.9%
United States Dollar	4.3%
Hong Kong Dollar	3.3%
Mexico Nuevo Peso	3.1%
Indian Rupee	2.7%
Taiwan Dollar	2.1%
Brazilian Real	1.6%
South Korean Won	1.5%
Swedish Krona	1.2%
Norwegian Krone	1.1%
All other currencies	3.1%

100.0%

See accompanying Notes to Portfolios of Investments

Institutional International Equity Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks

Europe - 30.2%
Austria - 2.0%
Erste Bank Der Oester (Banking)	10,570	$553

France - 8.3%
Essilor International (Health care supplies)	3,800	275
Hermes International SCA (Apparel and luxury goods)	2,000	402
* JC Decaux (Media)	10,120	276
Sanofi-Aventis (Pharmaceuticals)	11,555	976
Vinci (Construction)	2,300	332

		2,261

Germany - 6.7%
Celesio AG (Pharmaceuticals)	7,050	577
Continental AG (Diversified manufacturing)	6,370	494
E.ON AG (Energy)	8,640	744

		1,815

Greece - 2.2%
Coca-Cola Hellenic Bottling S.A. (Beverages)	3,650	92
EFG Eurobank (Banking)	8,390	258
National Bank of Greece (Banking)	7,325	248

		598

Ireland - 1.0%
Anglo Irish Bank plc (Finance)	10,650	266

Italy - 1.4%
Banco Popolare di Verona E N (Banking)	20,490	383

Norway - 1.9%
Statoil ASA (Oil and gas)	31,000	530

Spain - 0.8%
Grupo Ferrovial S.A. (Industrial services)	3,600	204

Switzerland - 5.9%
Nobel Biocare (Medical equipment and supplies)	650	137
Serono S.A., Class “B” (Biotechnology)	403	293
Synthes, Inc. (Health care)	3,800	423
UBS AG (Banking)	8,705	735

		1,588

United Kingdom - 17.3%
BG Group plc (Industrial services)	128,730	1,000
Capita Group plc (Commercial services)	46,075	327
Carnival plc (Hotels, restaurants and leisure activities)	11,750	644
MAN Group plc (Finance)	4,875	126
Next plc (Multiline retail)	9,100	273
Reckitt Benckiser plc (Household products)	21,960	697
SAB Miller (Beverages)	42,600	666
Standard Chartered plc (Banking)	7,575	136
Tesco plc (Food retailer)	138,200	826

		4,695

Japan - 17.6%
Askul Corporation (Retail trade)	1,700	90
Canon, Inc. (Office electronics)	15,500	828
* Chiyoda (Industrials)	15,000	156
Denso Corporation (Auto parts manufacturing)	21,900	544
Fast Retailing Co. (Retail)	3,600	217
Hino Motors Ltd. (Trucks, construction and farm machinery)	14,000	88
Hoya Corporation (Electronic technology)	2,000	220
Keyence Corporation (Electronic technology)	1,200	277
Nidec Corporation (Electronic technology)	2,300	286
Orix Corporation (Consumer finance)	3,000	382
Sharp Corporation (Electronics)	39,000	588
* Shinsei Bank, Ltd. (Banking)	47,000	267
SMC Corporation (Trucks, construction and farm machinery)	2,300	259
Sumitomo Trust & Banking Co. (Finance)	60,000	390
Yamada Denki Co. Ltd. (Retail trade)	3,600	188

		4,780

Bermuda - 1.9%
* Accenture Ltd. (Information Technology)	21,200	512

Canada - 7.7%
* Alimentation Couche-Tard—Class “B” (Food retail)	9,400	136
Canadian National Railway Co. (Railroads)	9,150	578
Manulife Financial Corporation (Life and health insurance)	13,500	644
* Precision Drilling Corporation (Drilling)	2,950	221
* Research in Motion Ltd. (Wireless telecommunication)	4,400	337
Shoppers Drug Mart Corporation (Retail trade)	5,300	177

		2,093

Asia - 11.5%

Australia - 6.6%
BHP Billiton Ltd. (Diversified resources)	42,600	595
Macquarie Bank, Ltd. (Financial services)	14,400	535
Toll Holdings, Ltd. (Trucking)	22,900	247
Wesfarmers Ltd. (Diversified Industrials)	13,100	402

		1,779

Hong Kong - 3.7%
Cnooc Ltd. (Oil and gas)	674,500	367
Esprit Holdings Ltd. (Apparel, footwear and retail)	47,600	325
Techtronic Industries Co. (Consumer durables)	144,900	320

		1,012

Taiwan - 1.2%
Hon Hai Precision Industry Corp.	75,000	333

Emerging Asia - 4.8%

India - 2.8%
* Bharti Tele-Ventures (Wireless telecommunication services)	54,000	255
HDFC Bank (Banking)	11,950	149
Infosys Technologies Ltd. (Consulting and software services)	6,870	352

		756

South Korea - 2.0%
Samsung Electronics Co. (Semiconductors)	1,075	530

Latin America - 2.6%

Mexico - 2.6%
America Movil S.A. (Communications)	122,200	315
* Desarrolladora Homex-ADR (Household durables)	4,600	113
Walmart de Mexico (Retail trade)	79,400	279

		707

Emerging Europe, Mid-East, Africa - 3.3%

Hungary - 0.8%
OTP Bank (Financials)	6,350	217

Russia - 0.5%
* Mobile TeleSystems (Wireless telecommunication)	3,900	137

South Africa - 2.0%
Sasol ASA (Energy)	11,600	272
Standard Bank Group Ltd. (Banking)	25,800	260

		532

Total Common Stock - 96.9% (cost $25,777)		26,281

Preferred Stocks

Brazil - 0.9%
Banco Itau SA (Banking)	1,600	260

Total Preferred Stocks - 0.9% (cost $218)		260

Investment in Affiliate
William Blair Ready Reserves Fund	75,327	75

Total Investment in Affiliate - 0.3% (cost $75)		75

Short-Term Investments
American Express Demand Note, VRN 2.70% due 4/1/05	40,000	40
Prudential Funding Demand Note, VRN 2.805%, due 4/1/05	141,000	141

Total Short-term Investments - 0.7% (cost $181)		181

Total Investments - 98.8% (cost $26,251)		26,797
Cash plus other assets, less liabilities - 1.2%		332

Net assets - 100.0%		$27,129

*	Non-income producing securities

ADR	= American Depository Receipt

GDR	= Global Depository Receipt

VRN	= Variable Rate Note

All securities, excluding those traded on exchanges in this hemisphere, are fair valued pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments

Institutional International Equity Fund

Portfolio of Investments, March 31, 2005 (all dollar amounts in thousands) (unaudited)

At March 31, 2005 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	21.9%
Consumer Discretionary	17.9%
Information Technology	13.8%
Healthcare	10.1%
Industrials and Services	9.8%
Consumer Staples	9.8%
Energy	9.0%
Utilities	2.8%
Telecommunication Services	2.7%
Materials	2.2%

100.0%

At March 31, 2005 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	22.9%
Japanese Yen	18.0%
British Pound Sterling	17.7%
Canadian Dollar	7.9%
Australian Dollar	6.7%
Swiss Franc	6.0%
Hong Kong Dollar	3.8%
United States Dollar	2.9%
Indian Rupee	2.9%
Mexico Nuevo Peso	2.2%
Norwegian Krone	2.0%
South African Rand	2.0%
South Korean Won	2.0%
Taiwan Dollar	1.2%
Brazilian Real	1.0%
Hungarian Forint	0.8%

100.0%

See accompanying Notes to Portfolios of Investments

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following twelve portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Portfolios
Growth	International Growth
Tax-Managed Growth	International Equity
Large Cap Growth	Institutional International Growth
Small Cap Growth	Institutional International Equity
Small-Mid Cap Growth	Fixed Income Portfolio
Value Discovery	Income
Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity	Long-term capital appreciation.
International	Long-term capital appreciation.
Fixed Income	High level of current income with relative stability of principal.
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities and options is determined by valuing securities traded on national securities exchanges or markets or in the over-the-counter markets at the last sales price or, if applicable, the official closing price or, in the absence of a sale on the date of valuation, at the latest bid price.

The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of international securities to no longer be representive or accurate, and as a result, warrants that such securities be fair valued on a daily basis. Accordingly, for international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (3:00 p.m. Central time), the Funds use an independent pricing service on a daily basis to estimate the fair value price as of the close of regular trading on the New York Stock Exchange.

Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price. Foreign currency forward contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the date of valuation.

Long-term, fixed income securities are valued based on market quotations, or by independent pricing services that use prices provided by market makers or by estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Other securities, and all other assets, including securities for which a market price is not available, or the value of which is affected by a significant valuation event, are valued at fair value as determined in good faith by, or under the direction of the Board of Trustees and in accordance with the Fund’s valuation procedures. As of March 31, 2005, there were securities held in the Value Discovery, International Growth, International Equity, Institutional International Growth and Institutional International Equity Portfolios requiring fair valuation pursuant to the Fund’s valuation procedures. Short-term securities held in the Ready Reserves Fund are valued at amortized cost, which approximates market value.

(c) Investment income and investment transactions

Dividend income is recorded on the ex-dividend date, except for those dividends from certain foreign securities which are recorded as soon as the information is available.

Premiums and discounts are accreted and amortized on a straight-line basis for short-term investments and on an effective interest method for long-term investments.

Interest income is determined on the basis of the interest accrued, adjusted for amortization of premium or discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Income Portfolio and the Ready Reserves Portfolio were the rates in effect on March 31, 2005. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. The Portfolios utilize the straight-line method of amortization of premiums and discounts for short-term securities (maturities less than one year) and the effective interest method for long-term securities (maturities greater than one year).

Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended March 31, 2005 and for the years ended December 31, 2004 and 2003, the Income Portfolio recognized a reduction in interest income and a reduction in net realized loss of $873, $2,532 and $2,691 (in thousands), respectively. This reclassification has no effect on the net asset value of the Portfolio.

Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are recognized on the basis of high cost lot sell selection.

(d) Foreign Currency Translation and Forward Foreign Currency Contracts

The International Growth, International Equity, Institutional International Growth and Institutional International Equity Portfolios may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The Portfolios may enter into foreign currency forward contracts (1) as a means of managing the risks associated with changes in the exchange rates for the purchase or sale of a specific amount of a particular foreign currency, and (2) to hedge the value, in U.S. dollars, of portfolio securities. Gains and losses from foreign currency transactions associated with purchases and sales of investments and foreign currency forward contracts are included with the net realized and unrealized gain or loss on investments.

(e) Income Taxes

Each Portfolio intends to comply with the special provisions Subchapter M of the Internal Revenue Code available to regulated investment companies and, therefore, no provision for Federal income taxes has been made in the accompanying financial statements since each Portfolio intends to distribute substantially all of its taxable income to its shareholders and be relieved of all Federal income taxes.

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at March 31, 2005, were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Growth	$197,562	$58,244	$5,603	$52,641
Tax-Managed Growth	4,303	1,337	151	1,186
Large Cap Growth	5,946	1,036	139	897
Small Cap Growth	614,983	147,745	36,907	110,838
Small-Mid Cap Growth	39,221	2,277	1,331	946
International Growth	2,501,103	660,390	30,239	630,151
International Equity	12,700	597	232	365
Value Discovery	126,623	30,978	4,803	26,175
Income	301,182	2,357	4,788	(2,431)
Ready Reserves	1,131,534	—	—	—
Institutional International Growth	1,002,524	221,283	11,876	209,407
Institutional International Equity	26,288	1,102	593	509

(f) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results may differ from those estimates.

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ MARCO HANIG
MARCO HANIG, PRESIDENT

Date: May 19, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ MARCO HANIG
MARCO HANIG, PRESIDENT (Principal Executive Officer)

Date: May 19, 2005

By:	/s/ TERENCE M. SULLIVAN
TERENCE M. SULLIVAN
Treasurer (Principal Financial Officer)

Date: May 19, 2005